ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS - Divestiture of Discontinued Operation - Earning (loss) from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Loss before tax	$ 708.6	$ 106.7
Income tax expense - net	$ (293.2)	(76.1)
Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Revenue		213.8
Expenses		794.8
Loss before tax		(581.0)
Income tax expense - net		(61.2)
Loss and other comprehensive loss from discontinued operations after tax		(642.2)
Gain (loss) on disposition		80.9
Impairment change on sale of business		671.0
Discontinued operations | Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Gain (loss) on disposition		80.9
Impairment change on sale of business		671.0
Reclassification of AOCI earnings from discontinued operation on discontinued of hedge		18.8
Discontinued operations | Chirano Mine
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Revenue		162.3
Expenses		144.6
Loss before tax		17.7
Income tax expense - net		(11.8)
Loss and other comprehensive loss from discontinued operations after tax		$ 5.9